Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9. RELATED PARTY TRANSACTIONS

For the year ended December 31, 2020, the Company has entered into sublease agreement with PX Capital USA Inc. (“PX Capital”) for payment of rental of $68,000 for the period from April 1, 2020 to December 31, 2020. The Company has also entered into consultant agreement with PX Capital for the consultancy services rendered by PX Capital of $80,000 for the period from April 1, 2020 to December 31, 2020. The Company and PX Capital have common chief executive officer, Mr. Warren Wang.

Due from related parties:

As of December 31, 2020, the Company has related party receivables of $81,756, due to advances made on behalf of related parties, including $46,416 due from Sheng Ying Xin (Beijing) Film Industry Co., Ltd., $30,214 from Beijing Zhiping Science.

As of December 31, 2019, the Company has related party receivables of $76,467, due to advances made on behalf of related parties, including $43,414 due from Sheng Ying Xin (Beijing) Film Industry Co., Ltd., $28,259 from Beijing Zhiping Science.

Due to related party:

As of December 31, 2020 and 2019, the Company has related party payables of $358,241 and $279,925, respectively, due to Mr. Jianxin Lin the Company’s founder, former chairman of the board of directors and former chief executive officer and Mr Jinchi Xu the Company’s former director and chief financial officer, who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.